Securities (Securities With Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 10,493	$ 6,541
Less than 12 Months, Unrealized Loss	27	43
12 Months or More, Fair Value
12 Months or More, Unrealized Loss
Total, Fair Value	10,493	6,541
Total, Unrealized Loss	27	43
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	10,492	6,541
Less than 12 Months, Unrealized Loss	27	43
12 Months or More, Fair Value
12 Months or More, Unrealized Loss
Total, Fair Value	10,492	6,541
Total, Unrealized Loss	27	43
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	1
Less than 12 Months, Unrealized Loss
12 Months or More, Fair Value
12 Months or More, Unrealized Loss
Total, Fair Value	1
Total, Unrealized Loss